INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 82,915	$ 68,585
Changes resulting from:
Property acquisitions	8,010	3,372
Capital expenditures	2,134	2,058
Property dispositions	(1,602)	(1,522)
Fair value (losses) gains, net	(506)	(1,318)
Foreign currency translation	(1,391)	726
Transfers between commercial properties and commercial developments	0	0
Acquisition of Foreign Investments	0	12,694
Reclassification to assets held for sale and other changes	(2,615)	(1,680)
Reclassification of BSREP IV investments to assets held for sale	(24,867)	0
Balance, end of year	62,078	82,915	$ 68,585
Right-of-use assets	120	304
Current lease liabilities	37	46
Non-current lease liabilities	784	1,243
Accounts payable and other
Changes resulting from:
Current lease liabilities	29	37
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	695	995
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	77,699	66,067
Changes resulting from:
Property acquisitions	7,775	2,543
Capital expenditures	832	732
Property dispositions	(1,602)	(1,478)
Fair value (losses) gains, net	(883)	(1,410)	(1,122)
Foreign currency translation	(1,351)	646
Transfers between commercial properties and commercial developments	445	940
Acquisition of Foreign Investments	0	11,286
Reclassification to assets held for sale and other changes	(2,601)	(1,627)
Reclassification of BSREP IV investments to assets held for sale	(20,221)	0
Balance, end of year	60,093	77,699	66,067
Right-of-use assets	705	1,116
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	5,216	2,518
Changes resulting from:
Property acquisitions	235	829
Capital expenditures	1,302	1,326
Property dispositions	0	(44)
Fair value (losses) gains, net	377	92	64
Foreign currency translation	(40)	80
Transfers between commercial properties and commercial developments	(445)	(940)
Acquisition of Foreign Investments	0	1,408
Reclassification to assets held for sale and other changes	(14)	(53)
Reclassification of BSREP IV investments to assets held for sale	(4,646)	0
Balance, end of year	1,985	5,216	$ 2,518
Right-of-use assets	$ 22	$ 130